Leased Property - Lessor, Lease Income (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease income	$ 575	$ 575	$ 43	$ 43	$ 1,150	$ 86	$ 1,309	$ 181	$ 190
Total lease income	$ 575	$ 575	$ 43	$ 43	$ 1,150	$ 86	$ 1,309	$ 181	$ 190